Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based compensation
Share-based compensation plans outstanding

The following table summarizes equity-settled share option grants for plans that existed during the period:

	Number of
	options awarded		Contractual
Plan	(since inception)	Vesting conditions	life of options
Share option plan C1	6,775,250	4 years’ service from grant date	10 years
2016 SOIP:
Executives and directors	5,238,005	1 year, 3 year and 4 years’ service from the date of grant, quarterly and annually	10 years
Employees	1,811,687	4 years’ service from the date of grant, annually	10 years

Number and weighted average exercise prices of options under share option programs

The number and weighted-average exercise prices (in CHF) of options under the share option programs for Plans C1 and the 2016 SOIP are as follows:

		Weighted-	Weighted-
		average	average
	Number of	exercise price	remaining
	options	(CHF)	term (years)
Outstanding at January 1, 2022	3,585,689	6.21	7.8
Forfeited during the year	(304,738)	6.32	—
Exercised during the year	(110,250)	0.15	—
Granted during the year	1,090,316	3.18	—
Outstanding at December 31, 2022	4,261,017	5.65	7.6
Exercisable at December 31, 2022	2,345,648	6.41	6.6
Outstanding at January 1, 2023	4,261,017	5.65	7.6
Forfeited during the year	(824,084)	5.34	—
Exercised during the year	(42,037)	1.52	—
Granted during the year	1,554,281	1.75	—
Outstanding at December 31, 2023	4,949,177	4.11	7.2
Exercisable at December 31, 2023	3,022,345	4.88	6.4
Outstanding at January 1, 2024	4,949,177	4.11	7.2
Forfeited during the year	(135,118)	3.28	—
Expired during the year	(205,634)	5.41	—
Exercised during the year	(4,278)	3.11	—
Granted during the year	406,680	3.40	—
Outstanding at December 31, 2024	5,010,827	4.50	6.3
Exercisable at December 31, 2024	4,097,932	4.79	5.9

Outstanding options, exercise price range and expiry dates

The outstanding stock options as of December 31, 2024 have the following range of exercise prices:

		Weighted-
		average
		remaining
	Total options	term (years)
Range of exercise prices
CHF 0.15	80,625	1.16
CHF 9.53	109,665	2.37
USD 2.03 to USD 3.00	1,326,865	7.83
USD 3.00 to USD 6.00	2,005,164	6.41
USD 6.00 to USD 9.00	1,363,575	5.49
USD 9.00 to USD 12.30	124,933	3.14
Total outstanding options	5,010,827

Weighted-average assumptions

For the Year Ended
December 31,
	2024	2023	2022
Exercise price (USD)	3.39-4.23	2.03-3.11	2.76-4.57
Share price (USD and weighted average)	3.99	2.08	3.44
Risk-free interest rate	3.7-4.2%	4.0-4.6%	0-2.4%
Expected volatility	82-107%	72-86%	67-80%
Expected term (in years)	5.5-6	5.5-6	5.5 - 6.25
Dividend yield	—	—	—

Summary of non-vested share awards (restricted share and restricted share units)

A summary of share awards (restricted share and restricted share units) activity as of December 31, 2024 and changes during the year then ended is presented below:

			Contractual
	Number of		life of non-
	share awards granted		vested share
Grantee type	(since inception)	Vesting conditions	awards
Restricted share units
Directors	305,948	1 year service from date of grant, annually	10 years
Executives	1,415,118	1 year, 3 year and 4 years’ service from the date of grant, quarterly and semi-annually	10 years
Employees	995,277	3 years’ service from the date of grant, annually	10 years

		Weighted-
		average
	Number of	grant date fair
	shares	value (CHF)
Non-vested at January 1, 2022	797	9.41
Granted during the year	239,194	3.06
Vested during the year	(23,505)	3.28
Non-vested at December 31, 2022	216,486	3.06
Vested and exercisable at December 31, 2022	89,020	7.84
Non-vested at December 31, 2022	216,486	3.06
Forfeited during the year	(134,947)	2.05
Exercised during the year	(55,503)	2.37
Granted during the year	1,187,570	1.89
Vested during the year	(265,366)	2.46
Non-vested at December 31, 2023	1,003,743	1.97
Vested and exercisable at December 31, 2023	298,883	4.08
Non-vested at December 31, 2023	1,003,743	1.97
Forfeited during the year	(97,841)	3.26
Exercised during the year	(99,018)	2.54
Granted during the year	1,094,876	4.04
Vested during the year	(1,064,554)	3.05
Non-vested at December 31, 2024	822,740	3.12
Vested and exercisable at December 31, 2024	1,377,903	3.25